Income Taxes (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal impact	3.20%	4.70%	4.20%
Domestic manufacturing deduction	(2.20%)	(2.90%)	(3.10%)
Nondeductible transaction costs	0.50%	3.80%	1.00%
Nondeductible goodwill impairment	0.00%	9.30%	0.00%
Other	1.80%	(1.50%)	1.90%
Income tax provision	38.30%	48.40%	39.00%